AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000

                                                     File No. 333-00641
                                                     File No. 811-07527

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 16
                         -------------------------------

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 17
                                ----------------

                                    TIP FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

     JAMES W. JENNINGS, ESQUIRE               JOHN H. GRADY, JR., ESQUIRE
     MORGAN, LEWIS & BOCKIUS LLP              MORGAN, LEWIS & BOCKIUS LLP
     1701 MARKET STREET                       1701 MARKET STREET
     PHILADELPHIA, PENNSYLVANIA  19103        PHILADELPHIA, PENNSYLVANIA  19103

      Title of Securities Being Registered...Units of Beneficial Interest.

-------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
     immediately upon filing pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)
---
     on       , 2000 pursuant to paragraph (b) of Rule 485
---     ------
 x   75 days after filing pursuant to paragraph (a)(2)
---
-------------------------------------------------------------------------------

                                    TIP FUNDS

                                   PROSPECTUS
                                  June 14, 2000

                        TURNER SELECT GROWTH EQUITY FUND

                               Investment Adviser
                        TURNER INVESTMENT PARTNERS, INC.

  These securities have not been approved or disapproved by the Securities and
     Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              About This Prospectus

TIP Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Turner Select Growth Equity Fund that you should know before investing. The Fund is designed primarily for investment by Taft-Hartley and other health, benefit and retirement plan investors. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

                                                                          Page
     TURNER SELECT GROWTH EQUITY FUND......................................XXX
     INVESTMENTS AND PORTFOLIO MANAGEMENT..................................XXX
     PURCHASING, SELLING AND EXCHANGING TURNER FUNDS.......................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES....................................XXX

To obtain more information about TIP Funds, please refer to the Back Cover of the Prospectus.

INFORMATION ABOUT THE FUND

The Turner Select Growth Equity Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund's shareprice of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

TURNER SELECT GROWTH EQUITY FUND

Fund Summary

Investment Goal                        Capital appreciation

Investment Focus                       Very large capitalization U.S. common
                                       stocks

Share Price Volatility                 Medium to high

Principal Investment Strategy          Attempts to identify very large
                                       capitalization U.S. companies wit
                                       strong earnings growth potential

Investor Profile                       Investors seeking long-term growth of
                                       capital who can withstand the share
                                       price volatility of equity investing

Strategy

The Turner Select Growth Equity Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of U.S. companies with very large market capitalizations (i.e., over $10 billion) that Turner Investment Partners believes have strong earnings growth potential. The Fund may also purchase securities of smaller companies that offer growth potential. The Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to a maximum of 2% in any single issue. However, the Fund may hold up to two times the Index weighting of those securities that comprise between 1% and 5% of the Russell Top 200 Growth Index, and up to one and one-half times the Index weighting of those securities that comprise more than 5% of the Index.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

Performance Information

As of June 14, 2000, the Fund had not commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the Russell Top 200 Growth Index and the S&P 500 Index. The Russell Top 200 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 200 largest U.S. companies with higher growth rates and price-to-price book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

Fund Fees and Expenses

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                              Class I                 Class II
-------------------------------------------------------------------------------
Investment Advisory Fees                       0.60%                   0.60%
Distribution (12b-1) Fees                      None                    None
Other Expenses                                 0.40%*                  0.65%*
                                               -----                   -----
Total Annual Fund Operating Expenses           1.00%                   1.25%
Fee Waivers and Expense Reimbursements         0.25%                   0.25%
                                               -----                   -----
Net Total Operating Expenses                   0.75%**                 1.00%**
-------------------------------------------------------------------------------
*    Other Expenses are estimated for the current fiscal year.

** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses of the Class I and Class II Shares from exceeding 0.75% and 1.00%, respectively, for a period of one year, or from exceeding 1.00% and 1.25%, respectively, in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                           1 Year       3 Years
Turner Select Growth Equity Fund - Class I Shares           $ 77         $267
Turner Select Growth Equity Fund - Class II Shares          $102         $346

The Fund's Other Investments

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains.

Investment Adviser

Turner Investment Partners, Inc., an SEC-registered adviser, serves as the Adviser to the Fund. As the Fund's Adviser, Turner makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Adviser also ensures compliance with the Fund's investment policies and guidelines.

As of May 31, 2000, Turner had approximately $_____ billion in assets under management. For its services, Turner is entitled to receive base investment advisory fees as follows:

     Turner Select Growth Equity Fund   0.60%

Turner's Equity Investment Philosophy

Turner believes earnings expectations drive stock prices. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, all portfolios are fully invested and attempt to maintain sector weightings that match those of a benchmark index, since Turner believes it is imprudent to be overly-invested in any individual security. This allows Turner's stock selection process to be the primary determinant of performance.

Portfolio Managers

The Turner Select Growth Equity Fund is managed by a committee comprised of Robert Turner, John Hammerschmidt and Mark Turner.

Robert Turner is a member of the committee which manages the Turner Select Growth Equity Fund, as set forth above. Mr. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, is lead manager of the Fund. Mr. Turner co-founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 19 years of investment experience.

John Hammerschmidt is a member of the committee which manages the Turner
Select Growth Equity Fund, as set forth above. Mr. Hammerschmidt, Senior Equity Portfolio Manager of the Adviser, is co-manager of the Fund. Mr. Hammerschmidt joined the Adviser in 1992. Prior to 1992, he was a Vice President in Government Securities Trading at S.G. Warburg. He has 17 years of investment experience.

Mark Turner is a member of the committee which manages the Select Growth
Equity Fund as set forth above. Mr. Turner, Chairman of the Adviser, is co-manager of the Fund. Mr. Turner co-founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 16 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

-------------------------------------------------------------------------------
INVESTING IN THE TURNER FUNDS
-------------------------------------------------------------------------------
In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus.

All trades must be received by the Fund's Transfer Agent by 4:00 PM EST.

Your check must be made payable to the Turner Funds or wires must be sent to the instructions listed below.

The Fund's minimum initial investment is $1 million with minimum subsequent purchases of $10,000.
-------------------------------------------------------------------------------
Once you are a shareholder of the Turner Funds you can do the following:
-------------------------------------------------------------------------------
* Purchase, sell or exchange Fund shares by phone. Call 1-800-224-6312 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.
-------------------------------------------------------------------------------
* Purchase, sell or exchange Fund shares by mail. Shareholders can mail trade requests to:

     By regular mail                      By express or overnight mail

     Turner Funds                         Turner Funds
     P.O. Box 219805                      c/o DST Systems Inc.
     Kansas City, MO 64121-9805           330 W. 9th Street
                                          Kansas City, MO 64105
-------------------------------------------------------------------------------
*    Purchase Fund shares by wiring funds to:

     United Missouri Bank of Kansas NA
     ABA #101000695
     Account #9870601168
     Further Credit: Turner Select Growth Equity Fund, shareholder name and Turner Funds account number
-------------------------------------------------------------------------------

The Turner Select Growth Equity Fund is a "no load" mutual fund meaning you pay no sales charge when purchasing shares of the Fund. The minimum initial investment is $1 million and the minimum subsequent investment is $10,000. The Fund reserves the right to waive the minimum initial investment.

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund.

Purchasing Turner Funds

When Can You Purchase Shares?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Fund or its shareholders.

To open an account:

o By Mail -- Please send your completed application, with a check payable to the Turner Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. We do not accept third party checks, credit card checks or cash.

o By Wire -- Please call us at 1-800-224-6312 (option 3) to let us know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: Turner Select Growth Equity Fund. The shareholder's name and account number must be specified in the wire.

How Fund Prices are Calculated

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Purchasing Additional Shares

o By Mail -- Please send your check payable to Turner Funds along with a signed letter stating the name of the Turner Select Growth Equity Fund and your account number.

o By Phone -- Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page __.

Additional Information

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

Selling Turner Fund Shares

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell shares by following procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o By Mail - If you wish to redeem shares of the Turner Funds, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o By Phone -- When filling out a New Account Application shareholders are given the opportunity to establish telephone redemption privileges. If shareholders elect to take advantage of this privilege they will be able to redeem shares of the Turner Funds by calling 1-800-224-6312 (option 3) and informing one of our representatives.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Receiving Your Money

Normally, the Fund will send your sale proceeds within three Business Days after it receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Exchanging Turner Fund Shares

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you meet the applicable criteria, you may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

Other Policies

For Customers of Financial Institutions

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Fund's SAI.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum of $500,000, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCO.) is the distributor of the Fund. SIDCO. receives no compensation for distributing the Fund's shares.

The Fund has adopted a shareholder service plan for its Class II Shares that allows the Fund to pay service fees of up to 0.25% of average daily net assets for services provided to shareholders of Class II Shares.

Dividends and Distributions

The Turner Select Growth Equity Fund distributes its investment income annually as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Summarized below are some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of fund shares is a taxable event.

More information about taxes is in the SAI.

                                    TIP FUNDS

Investment Adviser

Turner Investment Partners, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated June 14, 2000, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports will contain the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports will also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-224-6312

By Mail:  Write to Turner Funds
          P.O. Box 219805
          Kansas City, Missouri 64121-9805

By Internet:  http://www.turner-invest.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about TIP Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund's Investment Company Act registration number is 811-07527.

                                    TIP FUNDS

                                   PROSPECTUS
                                  June 14, 2000

                            TURNER GLOBAL TOP 40 FUND
                          TURNER B-TO-B E-COMMERCE FUND
                      TURNER WIRELESS & COMMUNICATIONS FUND
                     TURNER INTERNATIONAL OPPORTUNITIES FUND
                       TURNER INTERNATIONAL DISCOVERY FUND


                               Investment Adviser
                        TURNER INVESTMENT PARTNERS, INC.

  These securities have not been approved or disapproved by the Securities and
     Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              About This Prospectus

TIP Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

                                                                          Page
     TURNER GLOBAL TOP 40 FUND............................................XXX
     TURNER B-TO-B E-COMMERCE FUND........................................XXX
     TURNER WIRELESS & COMMUNICATIONS FUND................................XXX
     TURNER INTERNATIONAL OPPORTUNITIES FUND..............................XXX
     TURNER INTERNATIONAL DISCOVERY FUND..................................XXX
     INVESTMENTS AND PORTFOLIO MANAGEMENT.................................XXX
     PURCHASING, SELLING AND EXCHANGING TURNER FUNDS......................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................XXX

To obtain more information about TIP Funds, please refer to the Back Cover of the Prospectus.

INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INITIAL PUBLIC OFFERINGS

The Funds participate in initial public offerings (IPOs). If the Funds participate in successful IPOs, these IPOs will have a significant impact on the Funds' performance, especially on those Funds with lower asset levels. There is no guarantee that there will be successful IPOs in the future, or that the Funds will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

TURNER GLOBAL TOP 40 FUND

Fund Summary

Investment Goal                          Long-term capital appreciation

Investment Focus                         ADRs and common stocks of U.S. and
                                         foreign companies

Share Price Volatility                   High

Principal Investment Strategy            Attempts to identify U.S. and foreign
                                         companies with strong earnings growth
                                         potential

Investor Profile                         Investors seeking long-term growth
                                         of capital who can withstand the share
                                         price volatility of global equity
                                         investing

Strategy

The Turner Global Top 40 Fund invests primarily (at least 65% of its assets) in common stocks of companies located in U.S. and developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, as well as in American Depository Receipts (ADRs) of issuers located in these countries. Turner Investment Partners selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Fund invests in companies located in a variety of industries and business sectors that the Fund expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. The Fund's portfolio will consist of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically consist of 30-50 stocks representing Turner's best global investment ideas. The Fund generally does not attempt to hedge the effects of currency fluctuations on the Fund's investments on an on-going basis.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, foreign growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

Performance Information

As of June 14, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the MSCI World Index. The MSCI World Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if                2.00%*
 applicable)

*    Applies to redemptions within 180 days of purchase.

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                                            1.00%*
Distribution and Service (12b-1) Fees                               None
Other Expenses                                                      0.65%**
                                                                    -----
Total Annual Fund Operating Expenses                                1.65%
Fee Waivers and Expense Reimbursements                              0.25%
                                                                    -----
Net Total Operating Expenses                                        1.40%***
-------------------------------------------------------------------------------
* The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the MSCI World Index.
**   Other Expenses are estimated for the current fiscal year.
*** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep other expenses from exceeding 0.40%. As a result, the Adviser's contractual agreement will keep total operating expenses from exceeding 1.40% for a period of one year from the date of the prospectus. The Adviser has also agreed to waive fees and/or reimburse expenses to keep total operating expenses from exceeding 1.90% in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 Year            3 Years
Turner Global Top 40 Fund - Class I Shares          $143              $470

TURNER B-TO-B E-COMMERCE FUND

Fund Summary

Investment Goal                        Long-term capital appreciation

Investment Focus                       Common stocks of business-to-business
                                       e-commerce companies

Share Price Volatility                 Very high

Principal Investment Strategy          Attempts to identify business-to-business
                                       e-commerce companies with strong earnings growth potential

Investor Profile                       Investors seeking long-term growth of
                                       capital who can withstand the share price volatility of e-commerce focused equity investing

Strategy

The Turner B-to-B E-Commerce Fund invests primarily (at least 65% of its assets) in common stocks of companies that develop new business-to-business (b2b) electronic commerce (e-commerce) technologies and that may experience exceptional growth in sales and earnings driven by b2b e-commerce products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the b2b e-commerce sector, and will range from small companies developing new b2b e-commerce technologies to large, established firms with a history of developing and marketing such b2b e-commerce technologies. These companies may include companies that develop, produce or distribute products or services over the Internet or using other electronic means. B2b companies may also include infrastructure, security, payment, Internet access, networking, computer hardware and software, and communications companies that facilitate e-commerce between companies. The Fund will also invest in companies that finance b2b and e-commerce companies.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization and micro capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over-the-counter market, and may not be as liquid as larger capitalization stocks. Small cap securities may be traded over the counter or listed on an exchange and may or may not pay dividends. Therefore, small cap and micro cap stocks may be very volatile, and the price movements of the Fund's shares may reflect that volatility.

In addition, the Fund is subject to the risk that its principal market segment, b2b e-commerce stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause b2b e-commerce companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Performance Information

As of June 14, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _____________________Index. The _________________________ Index is a widely-recognized,
_______________________.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if                2.00%*
 applicable)

*    Applies to redemptions within 180 days of purchase.

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                                              1.10%*
Distribution (12b-1) Fees                                             None
Other Expenses                                                        0.50%**
                                                                      -----
Total Annual Fund Operating Expenses                                  1.60%
Fee Waivers and Expense Reimbursements                                0.25%
                                                                      -----
Net Total Operating Expenses                                          1.35%***

*    The advisory fee is subject to a performance adjustment based on the
     Fund's performance relative to the performance of the ___________________ Index.
**   Other Expenses are estimated for the current fiscal year.
*** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 1.35% for a period of one year, or from exceeding 1.85% in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                      1 Year         3 Years
Turner B-to-B E-Commerce Fund - Class I Shares         $137            $455

TURNER WIRELESS & COMMUNICATIONS FUND

Fund Summary

Investment Goal                          Long-term capital appreciation

Investment Focus                         Common stocks of communications
                                         companies

Share Price Volatility                   Very high

Principal Investment Strategy            Attempts to identify communications
                                         companies with strong earnings growth
                                         potential

Investor Profile                         Investors seeking long-term growth of
                                         capital who can withstand the share
                                         price volatility of communications-
                                         focused equity investing

Strategy

The Turner Wireless & Communications Fund invests primarily (at least 65% of its assets) in common stocks of communications companies. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the communications sector, and will range from small companies developing new communications technologies to large, established firms with a history of developing and marketing such communications technologies. These companies may include networking companies, land-based, satellite and wireless carriers, communications equipment manufacturers, and other companies that provide communications-related products and services.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization and micro capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over-the-counter market, and may not be as liquid as larger capitalization stocks. Small cap securities may be traded over the counter or listed on an exchange and may or may not pay dividends. Therefore, small cap and micro cap stocks may be very volatile, and the price movements of the Fund's shares may reflect that volatility.

In addition, the Fund is subject to the risk that its principal market segment, telecommunications stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause telecommunications companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Performance Information

As of June 14, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the ______________________Index. The _________________________
Index is a widely-recognized, _______________________.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if               2.00%*
 applicable)

*    Applies to redemptions within 180 days of purchase.

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                                             1.10%*
Distribution (12b-1) Fees                                            None
Other Expenses                                                       0.50%**
                                                                     -----
Total Annual Fund Operating Expenses                                 1.60%
Fee Waivers and Expense Reimbursements                               0.25%
                                                                     -----
Net Total Operating Expenses                                         1.35%***

-------------------------------------------------------------------------------
* The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the __________________ Index.
**   Other Expenses are estimated for the current fiscal year.
*** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 1.35% for a period of one year, or from exceeding 1.85% in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 Year    3 Years
Turner Wireless & Communications Fund - Class I Shares         $137       $455

TURNER INTERNATIONAL OPPORTUNITIES FUND

Fund Summary

Investment Goal                          Long-term capital appreciation

Investment Focus                         ADRs and common stocks of foreign
                                         companies

Share Price Volatility                   High

Principal Investment Strategy            Attempts to identify securities of
                                         foreign companies that have strong
                                         growth prospects or that are
                                         attractively priced

Investor Profile                         Investors seeking long-term growth of
                                         capital who can withstand the share
                                         price volatility of investing in
                                         foreign companies

Strategy

The Turner International Opportunities Fund invests primarily (at least 65% of its assets) in ADRs, common stocks and other equity securities of companies that have market capitalizations of more than $1 billion and which are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the Fund may invest up to 30% of its assets in issuers located in emerging market countries. The Adviser selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Fund invests in companies of various market capitalizations located in a variety of industries and business sectors that the Adviser expects to benefit from global economic trends. The Fund will also invest in companies whose stock is attractively valued based on historical measures such as price-to-earnings ratio or price-to-book value. The Adviser generally does not attempt to hedge the effects of currency fluctuations on the Fund's investments on an on-going basis, but it is permitted to do so.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic, and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, foreign stocks, may underperform compared to other market segments or to the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund 's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Performance Information

As of June 14, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the MSCI EAFE Index. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if               2.00%*
 applicable)

*    Applies to redemptions within 180 days of purchase.

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                                             1.10%*
Distribution (12b-1) Fees                                            None
Other Expenses                                                       0.95%**
                                                                     -----
Total Annual Fund Operating Expenses                                 2.05%
Fee Waivers and Expense Reimbursements                               0.25%
                                                                     -----
Net Total Operating Expenses                                         1.80%***

*    The advisory fee is subject to a performance adjustment based on the
     Fund's performance relative to the performance of the MSCI EAFE Index.
**   Other Expenses are estimated for the current fiscal year.
*** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to total operating expenses from exceeding 1.80% for a period of one year, or from exceeding 2.05% in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 Year     3 Years
Turner International Opportunities Fund - Class I Shares       $183       $593

TURNER INTERNATIONAL DISCOVERY FUND

Fund Summary

Investment Goal                        Long-term capital appreciation

Investment Focus                       ADRs and common stocks of small and
                                       medium capitalization foreign companies

Share Price Volatility                 High

Principal Investment Strategy          Attempts to identify securities of small
                                       and medium capitalization foreign
                                       companies that have strong growth
                                       prospects or that are attractively priced

Investor Profile                       Investors seeking long-term growth of
                                       capital who can withstand the share
                                       price volatility of investing in small
                                       and medium capitalization foreign
                                       companies

Strategy

The Turner International Discovery Fund invests primarily (at least 65% of its assets) ADRs, common stocks and other equity securities of small and medium capitalization companies that have market capitalizations of less than $2 billion that are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the Fund may invest up to 50% of its assets in issuers located in emerging market countries. The Adviser selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Fund invests in small and medium capitalization companies located in a variety of industries and business sectors that the Adviser expects to benefit from global economic trends. The Fund will also invest in companies whose stock is attractively valued based on historical measures such as price-to-earnings ratio or price-to-book value. The Adviser generally does not attempt to hedge the effects of currency fluctuations on the Fund's investments on an on-going basis, but it is permitted to do so.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic, and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, small and medium capitalization foreign stocks, may underperform compared to other market segments or to the equity markets as a whole.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies. These various risks will be even greater for investments in emerging markets countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Performance Information

As of June 14, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the MSCI Small Cap Index. The MSCI Small Cap Index is a widely-recognized, _______________________.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if               2.00%*
 applicable)

*    Applies to redemptions within 180 days of purchase.

This table describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                                                 Class I Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                                             1.10%*
Distribution (12b-1) Fees                                            None
Other Expenses                                                       1.15%**
                                                                     -----
Total Annual Fund Operating Expenses                                 2.25%
Fee Waivers and Expense Reimbursements                               0.25%
                                                                     -----
Net Total Operating Expenses                                         2.00%***

*    The advisory fee is subject to a performance adjustment based on the
     Fund's performance relative to the performance of the MSCI Small Cap Index.
**   Other Expenses are estimated for the current fiscal year.
*** The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to total operating expenses from exceeding 2.00% for a period of one year, or from exceeding 2.25% in any subsequent year. In addition, the Fund has an arrangement with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, it is anticipated that the Fund's expenses will be reduced. For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                          1 Year       3 Years
Turner International Discovery Fund - Class I Shares       $203         $654

The Funds' Other Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains.

Investment Adviser

Turner Investment Partners, Inc., an SEC-registered adviser, serves as the Adviser to each Fund. As the Funds' Adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. The Adviser also ensures compliance with the Funds' investment policies and guidelines.

As of May 31, 2000, Turner had approximately $_____ billion in assets under management. For its services, Turner is entitled to receive base investment advisory fees as follows:

     Turner Global Top 40 Fund                                 1.00%
     Turner B-to-B E-Commerce Fund                             1.10%
     Turner Wireless & Communications Fund                     1.10%
     Turner International Opportunities Fund                   1.10%
     Turner International Discovery Fund                       1.10%

However, these fees may be higher or lower depending on a Fund's performance relative to a benchmark. If a Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if a Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. The Funds' SAI contains detailed information about each Fund's benchmark, as well as any possible performance-based adjustments to Turner's fees. These performance-based adjustments will take effect after the Funds have been in operation for more than one year.

Portfolio Managers

The Turner Global Top 40 Fund is managed by a committee comprised of Mark Turner, Robert Turner, Robb Parlanti and Chris Perry. The Turner B-to-B E-Commerce Fund is managed by a committee comprised of Chris McHugh, Robert Turner and John Hammerschmidt. The Turner Wireless & Communications Fund is managed by a committee comprised of Chris McHugh, Robert Turner and Robb Parlanti. The Turner International Opportunities and Turner International Discovery Funds are managed by committees comprised of a team of investment professionals at Turner.

Mark Turner is a member of the committee which manages the Turner Global
Top 40 Fund, as set forth above. Mr. Turner, President of the Adviser, is lead manager of the Global Fund. Mr. Turner co-founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 18 years of investment experience.

Robert E. Turner is a member of the committees which manage the Turner
Global Top 40, Turner B-to-B E-Commerce and Turner Wireless & Communications Funds, as set forth above. Mr. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, is co-manager of the Global, E-Commerce and Communications Funds. Mr. Turner co-founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 19 years of investment experience.

Robb J. Parlanti is a member of the committees which manage the Turner
Global Top 40 and Turner Wireless & Communications Funds, as set forth above. Mr. Parlanti, CFA and Senior Portfolio Manager of the Adviser, is co-manager of the Global and Communications Funds. Mr. Parlanti joined the Adviser in 1993. Prior to 1993, he was Assistant Vice President and Portfolio Manager at PNC Bank. He has 13 years of investment experience.

Chris Perry is a member of the committee which manages the Turner Global
Top 40 Fund, as set forth above. Mr. Perry, Senior Security Analyst of the Adviser, is co-manager of the Global Fund. Mr. Perry joined the Adviser in 1998. Prior to 1998, he was a Research Analyst with Pennsylvania Merchant Group. He has 9 years investment experience.

Christopher K. McHugh is a member of the committees which manage the Turner B-to-B E-Commerce and Turner Wireless & Communications Funds, as set forth above. Mr. McHugh, Senior Equity Portfolio Manager of the Adviser, is the lead manager of the E-Commerce and Communications Funds. Mr. McHugh joined the Adviser in 1990. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 14 years of investment experience.

John Hammerschmidt is a member of the committee which manages the Turner
B-to-B E-Commerce Fund, as set forth above. Mr. Hammerschmidt, Senior Equity Portfolio Manager of the Adviser, is co-manager of the E-Commerce Fund. Mr. Hammerschmidt joined the Adviser in 1992. Prior to 1992, he was Vice President in Government Securities Trading at S.G. Warburg. He has 17 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

-------------------------------------------------------------------------------
INVESTING IN THE TURNER FUNDS
-------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus.

All trades must be received by the Funds' Transfer Agent by 4:00 PM EST.

Your check must be made payable to the Turner Funds or wires must be sent to the instructions below.

Each Fund's minimum initial investment is $2,500 with minimum subsequent purchases of $50.
-------------------------------------------------------------------------------
Once you are a shareholder of the Turner Funds you can do the following:
-------------------------------------------------------------------------------
* Purchase, sell or exchange Fund shares by phone. Call 1-800-224-6312 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.
-------------------------------------------------------------------------------
* Purchase, sell or exchange Fund shares by mail. Shareholders can mail trade requests to:

     By regular mail                      By express or overnight mail

     Turner Funds                         Turner Funds
     P.O. Box 219805                      c/o DST Systems Inc.
     Kansas City, MO 64121-9805           330 W. 9th Street
                                          Kansas City, MO 64105
-------------------------------------------------------------------------------
*    Purchase Fund shares by wiring funds to:

     United Missouri Bank of Kansas NA
     ABA #101000695
     Account # 9870601168
     Further Credit: name of Fund, shareholder name and Turner Funds account number
-------------------------------------------------------------------------------

The Turner Funds are "no load" mutual funds meaning you pay no sales charge when purchasing shares of the Funds. The minimum initial investment is $2,500 and the minimum subsequent investment is $50. The Funds reserve the right to waive the minimum initial investment.

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

Purchasing Turner Fund Shares

When Can You Purchase Shares?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Funds or their shareholders.

To open an account:

o By Mail -- Please send your completed application, with a check payable to the Turner Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. We do not accept third party checks, credit card checks or cash.

o By Wire -- Please call us at 1-800-224-6312 (option 3) to let us know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send your completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit:
     [___________ Fund]. The shareholder's name and account number must be specified in the wire.

Systematic Investment Plan

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please call 1-800-224-6312 for information regarding participating banks. With a $100 minimum initial investment, you may begin regularly scheduled investments once a month.

How Fund Prices are Calculated

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. The Funds' NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of the Funds' shares may change on days when you cannot purchase or sell Fund shares.

Purchasing Additional Shares

o By Mail -- Please send your check payable to Turner Funds along with a signed letter stating the name of the Turner Fund and your account number.

o By Phone -- Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-800-224-6312 (option 3) and give the Fund and account number they would like to make a subsequent purchase into. They must then instruct their bank to wire the money by following the instructions listed on page __.

Additional Information

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

Selling Turner Fund Shares

If you own shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

You may sell shares by following procedures established when you opened your account or accounts. If you have questions, call 1-800-224-6312.

o By Mail - If you wish to redeem shares of the Turner Funds, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o By Phone -- When filling out a New Account Application shareholders are given the opportunity to establish telephone redemption privileges. If shareholders elect to take advantage of this privilege they will be able to redeem shares of the Turner Funds by calling 1-800-224-6312 (option 3) and informing one of our representatives.

Systematic Withdrawal Plan

If you have at least $2,500 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Please call 1-800-224-6312 for information regarding banks that participate in the Systematic Withdrawal Plan.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Receiving Your Money

Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Exchanging Turner Fund Shares

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

If you meet the applicable criteria, you may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

Other Policies

For Customers of Financial Institutions

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum of $1,000, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCO.) is the distributor of the Funds. SIDCO. receives no compensation for distributing the Funds' shares.

Dividends and Distributions

The Funds distribute their investment income annually as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Distributions you receive from a Fund may be taxable whether or not you receive them. Each sale or exchange of fund shares is a taxable event.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Turner Global Top 40, Turner International Opportunities and Turner International Discovery Funds.

The Turner Global Top 40, Turner International Opportunities and Turner International Discovery Funds may be able to pass along a tax credit for foreign income taxes they pay. The Funds will notify you if they give you the credit.

More information about taxes is in the SAI.

                                    TIP FUNDS

Investment Adviser

Turner Investment Partners, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated June 14, 2000, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports will contain the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports will also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-224-6312

By Mail:  Write to Turner Funds
          P.O. Box 219805
          Kansas City, Missouri 64121-9805

By Internet:  http://www.turner-invest.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about TIP Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds' Investment Company Act registration number is 811-07527.

                                    TIP FUNDS


                        TURNER SELECT GROWTH EQUITY FUND
                            TURNER GLOBAL TOP 40 FUND
                          TURNER B-TO-B E-COMMERCE FUND
                      TURNER WIRELESS & COMMUNICATIONS FUND
                     TURNER INTERNATIONAL OPPORTUNITIES FUND
                       TURNER INTERNATIONAL DISCOVERY FUND

                               INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.


This Statement of Additional Information is not a prospectus and relates only to the Turner Select Growth Equity Fund ("Select Growth Fund"), Turner Global Top 40 Fund ("Global Fund"), Turner B-to-B E-Commerce Fund ("E- Commerce Fund"), Turner Wireless & Communications Fund ("Communications Fund"), Turner International Opportunities Fund ("International Opportunities Fund") and Turner International Discovery Fund ("International Discovery Fund") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the TIP Funds (the "Trust") and should be read in conjunction with the Funds' Prospectuses dated June 14, 2000. The Prospectuses may be obtained without charge by calling 1-800-224-6312.

                                TABLE OF CONTENTS

THE TRUST ..................................................................S-
INVESTMENT OBJECTIVES.......................................................S-
INVESTMENT POLICIES.........................................................S-
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-
INVESTMENT LIMITATIONS......................................................S-
THE ADVISER.................................................................S-
THE ADMINISTRATOR...........................................................S-
DISTRIBUTION AND SHAREHOLDER SERVICES.......................................S-
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-
COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-
PURCHASE AND REDEMPTION OF SHARES...........................................S-
DETERMINATION OF NET ASSET VALUE............................................S-
TAXES.......................................................................S-
PORTFOLIO TRANSACTIONS......................................................S-
VOTING......................................................................S-
DESCRIPTION OF SHARES.......................................................S-
SHAREHOLDER LIABILITY.......................................................S-
CUSTODIAN.................................................................. S-
LEGAL COUNSEL...............................................................S-
APPENDIX...................................................................A-1


June 14, 2000

THE TRUST

This Statement of Additional Information relates only to the Turner Select Growth Equity Fund (formerly, the Turner Focused Large Cap Fund) ("Select Growth Fund"), Turner Global Top 40 Fund (formerly, the Turner International Growth
Fund) ("Global Fund"), Turner B-to-B E- Commerce Fund ("E-Commerce Fund"), Turner Wireless & Communications Fund ("Communications Fund"), Turner International Opportunities Fund ("International Opportunities Fund") and Turner International Discovery Fund ("International Discovery Fund") (each a "Fund" and, together the "Funds"). Each is a separate series of TIP Funds (formerly, Turner Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1996, and amended on February 21, 1997, which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares in the Select Growth Fund through two separate classes, Class I and Class II, which provide for variations in shareholder service costs, transfer agent fees, voting rights and dividends. The other Funds offer only Class I Shares. Except for differences between the Class I Shares and the Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

INVESTMENT OBJECTIVES

Turner Select Growth Equity Fund -- The Select Growth Fund seeks long-term capital appreciation.

Turner Global Top 40 Fund -- The Global Fund seeks long-term capital appreciation.

Turner B-to-P-E-commerce Fund -- The E-Commerce Fund seeks long-term capital appreciation.

Turner Wireless & Communications Fund -- The Communications Fund seeks long-term capital appreciation.

Turner International Opportunities Fund -- The International Opportunities Fund seeks long-term capital appreciation.

Turner International Discovery Fund -- The International Discovery Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Select Growth Equity Fund -- The Select Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in common stocks and other U.S. companies with very large market capitalizations (i.e. over $10 billion) that the Adviser believes have strong earnings growth potential. The Select Growth Fund may also purchase securities of smaller companies that offer growth potential. The Select Growth Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to a maximum of 2% in any single issue. However, the Select Growth Fund may hold up to two times the Index weighting of those securities that comprise between 1% and 5% of the Russell Top 200 Growth Index, and up to one and one-half times the Index weighting of those securities that comprise more than 5% of Index. Any remaining assets may be invested in securities issued by smaller capitalization companies, warrants and rights to purchase common stocks, and they may invest up to 10% of its total assets in American Depository Receipts ("ADRs"). The Select Growth Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Select Growth Fund may purchase shares of other investment companies and foreign securities.

Turner Global Top 40 Fund -- The Global Fund invests primarily (at least
65% of its assets) in common stocks of companies located in U.S. and developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, as well as in ADRs of issuers located in those countries. The Adviser selects areas for investment by continuously analyzing the U.S. market and a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Global Fund invests in companies located in a variety of industries and business sectors that it expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products. The Global Fund's portfolio will consist of a limited number of companies in a variety of market segments and countries throughout the world, and it will typically consist of 30-50 stocks representing Turner's best global investment ideas. The Global Fund generally does not attempt to hedge the effects of currency fluctuations on its investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the Global Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Global Fund expects its investments to emphasize large, intermediate and small capitalization companies.

The Global Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. Although permitted to do so, the Global Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

Turner B-to-B E-Commerce Fund -- The E-Commerce Fund invests primarily (at least 65% of its assets) in common stocks of companies that develop new business-to-business ("b2b") electronic commerce ("e-commerce") technologies and that may experience exceptional growth in sales and earnings driven by b2b e-commerce products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The E-Commerce Fund's holdings will be concentrated in the b2b e-commerce sector, and will range from small companies developing new b2b e-commerce technologies to large, established firms with a history of developing and marketing such b2b e-commerce technologies. These companies may include companies that develop, produce or distribute products or services over the Internet or using other electronic means. B2b companies may also include infrastructure, security, payment, Internet access, networking, computer hardware and software, and communications companies that facilitate e-commerce between companies. The E-Commerce Fund will also invest in companies that finance b2b e-commerce companies.

The E-Commerce Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, stocks of foreign issuers, ADRs and shares of other investment companies.

The E-Commerce Fund invests in dynamic, publicly-traded b2b e-commerce companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the small b2b e-commerce companies represented in the E-Commerce Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Adviser will seek to capture these price increases. Most of the b2b e-commerce companies that the E-Commerce Fund will invest in will be located in the U.S.

The E-Commerce Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of many b2b e-commerce stocks. To manage risk and improve liquidity, the Adviser expects to invest in numerous publicly traded companies, representing a broad cross-section of U.S. and foreign b2b e-commerce companies.

Turner Wireless & Communications Fund -- The Communications Fund invests primarily (at least 65% of its assets) in common stocks of communications companies. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Communications Fund's holdings will be concentrated in the communications sector, and will range from small companies developing new communications technologies to large, established firms with a history of developing and marketing such communications technologies. These companies may include networking companies, land-based, satellite and wireless carriers, communications equipment manufacturers, and other companies that provide communications-related products and services.

The Communications Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, stocks of foreign issuers, ADRs and shares of other investment companies.

The Communications Fund invests in dynamic, publicly-traded communications companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the small communications companies represented in the Communications Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Adviser will seek to capture these price increases. Most of the communications companies that the Communications Fund will invest in will be located in the U.S.

The Communications Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of many communications stocks. To manage risk and improve liquidity, the Adviser expects to invest in numerous publicly traded companies, representing a broad cross-section of U.S. and foreign communications companies.

Turner International Opportunities Fund -- The International Opportunities Fund invests primarily (at least 65% of its assets) in ADRs and common stocks of companies that have market capitalizations of more than $1 billion and which are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the Fund may invest up to 30% of its assets in issuers located in emerging market countries. The Adviser selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the International Opportunities Fund invests in companies of various market capitalizations located in a variety of industries and business sectors that the Adviser expects to benefit from global economic trends. The International Opportunities Fund will also invest in companies whose stock is attractively value based on historical measures such as price-to-earnings ratio or price-to-book value. The Adviser generally does not attempt to hedge the effects of currency fluctuations on the International Opportunities Fund's investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the International Opportunities Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs. The International Opportunities Fund expects its investments to emphasize large, intermediate and small capitalization companies.

The International Opportunities Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. In addition, the International Opportunities Fund may invest in foreign government obligations, corporate bonds and debentures, and short-term instruments. Although permitted to do so, the International Opportunities Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The International Opportunities Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The International Opportunities Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

Turner International Discovery Fund -- The International Discovery Fund invests primarily (at least 65% of its assets) in ADRs, common stocks and other equity securities of small and medium capitalization companies that have market capitalizations of less than $2 billion that are domiciled in at least three countries (other than the United States). The companies the Fund invests in will typically be located in developed foreign markets, including most nations in western Europe and the more developed nations in the Pacific Basin and Latin America, but the International Discovery Fund may invest up to 50% of its assets in issuers located in emerging market countries. The Adviser selects areas for investment by continuously analyzing a broad range of foreign markets in order to identify specific country opportunities and to assess the level of return and degree of risk that can be expected. Within countries, the Fund invests in small and medium capitalization companies located in a variety of industries and business sectors that the Adviser expects to benefit from global economic trends. The Fund will also invest in companies whose stock is attractively value based on historical measures such as price-to-earnings ratio or price-to-book value. The Adviser generally does not attempt to hedge the effects of currency fluctuations on the Fund's investments on an on-going basis.

Certain securities of non-U.S. issuers purchased by the International Discovery Fund will be listed on recognized foreign exchanges, but securities generally will be purchased in over-the-counter markets, on U.S.-registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs. The International Discovery Fund expects its investments to emphasize large, intermediate and small capitalization companies.

The International Discovery Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. In addition, the International Discovery Fund may invest in foreign government obligations, corporate bonds and debentures, and short-term instruments. Although permitted to do so, the International Discovery Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The International Discovery Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The International Discovery Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

General Investment Policies

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities, including privately placed securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO, repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

American Depositary Receipts ("ADRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

Brady Bonds

The International Opportunities and International Discovery Funds may invest in Brady Bonds. Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Funds invest are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (e.g., TGRs, TRs, and CATs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity Fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Eurobonds

Eurobonds are bonds denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, the Adviser will review the situation and take appropriate action.

Forward Foreign Currency Contracts

The Global, International Opportunities and International Discovery Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Futures Contracts and Options On Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

High Yield Foreign Sovereign Debt Securities

Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the International Opportunities and International Discovery Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.

Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the International Opportunities and International Discovery
Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Funds' investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings ("IPOs")

The Funds may purchase Shares in IPOs. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Internet Securities

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries. Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories, and are currently operating at a loss and may never be profitable. In certain instances, Internet and Internet-related securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result of these and other reasons, investments in the Internet and Internet-related industry can experience sudden and rapid appreciation and depreciation.

Investment Company Shares

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Lower Rated Securities

The International Opportunities and International Discovery Funds may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Growth of High-Yield, High-Risk Bond Market: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

Payment Expectations: High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Taxes: The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realized as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

Rights

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

Securities of Foreign Issuers

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events which could adversely effect the economies of such countries or investments in such countries.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

Short Sales

A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Sovereign Debt

The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history or revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

U.S. Government Agency Obligations

Certain Federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. Government Securities

U.S. Government Securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Yankee Obligations

Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredit. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

 1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the E-Commerce and Communications Funds.

 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

 7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Non-fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

THE ADVISER

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of May 31, 2000, the Adviser had discretionary management authority with respect to approximately $____ billion of assets. The Adviser has provided investment advisory services to investment companies since 1992.

Turner recently conducted a study to redefine the maximum asset capacity for its equity products. The criteria used in calculating the maximum asset capacity included the distribution of each product's holdings among the various market-capitalization segments, the distribution of economic sectors by market capitalization, the average daily dollar volume traded per market-capitalization segment and sector and the weighted average liquidity per product. As a result, Turner has redefined the maximum asset-capacity limits for its equity products as set forth in the prospectus.

The following members of Turner's Investment team will serve as security analysts in the following sectors indicated:

                    ANALYST                          SECTOR
                    -------                          ------

                    Frank Sustersic                  Health-Care

                    Bill McVail                      Consumer-Staples

                    Chris Perry                      Financial-Services

                    Chris McHugh                     Materials/Processing

                    John Hammerschmidt               Autos/Transportation and
                                                     Energy
                    ---------------------------------------------------------

                    Bob Turner                       Producer-Durables and
                                                     Technology

                    Mark Turner                      Consumer-Staples

                    Robb Parlanti                    Utilities/
                                                     Telecommunications

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

As described in the prospectus, the Global, E-Commerce and Communications Funds are subject to base investment advisory fees that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of these Funds:


FUND                  BENCHMARK          REQUIRED             BASE ADVISORY       HIGHEST              LOWEST
                                         EXCESS               FEE                 POSSIBLE             POSSIBLE
                                         PERFORMANCE                              ADVISORY FEE         ADVISORY FEE
Global                MSCI World              +/- 2.5%               1.00%               1.25%               0.75%
Fund                  Index
E-Commerce                                    +/- 2.5%               1.10%               1.50%               0.70%
Fund
Communications                                +/- 2.5%               1.10%               1.50%               0.70%
Fund

The performance adjustment works as follows: If the Global Fund outperforms the MSCI World Index by more than 2.5%, Turner's advisory fees will increase from 1.00% to 1.25%. If, however, the Fund underperforms its benchmark by 2.5%, Turner's advisory fees would go down to 0.75%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, and will comply with all applicable SEC rules.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.


The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Manager on not less than 30 days' nor more than 60 days' written notice.

The Administrator, a Massachusetts business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Insurance Portfolios, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI
Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and UAM Funds, Inc. II.

DISTRIBUTION AND SHAREHOLDER SERVICES

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Select Growth Fund has adopted a shareholder service plan for Shares (the "Class II Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefore. Under the Class II Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may enter into such arrangements directly. Under the Class II Service Plan, the Distributor is entitled to receive a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CNI

Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Insurance Portfolios, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust, each of which is an open- end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner"), since 1990.

RICHARD A. HOCKER (DOB 07/21/46) - Trustee* - CEO and Chairman of the Board of Covenant Bank, 1988-1997. Director of Bedminister Bioconversion Corporation, since 1988. Chief Investment Officer and Senior Vice President of Penn Capital Management Co., Inc., since 1987.

MICHAEL E. JONES (DOB 12/24/54) - Trustee* - Senior Vice President, Investment Adviser and Portfolio Manager with Clover Capital Management Inc., since 1984. Principal of CCM Securities Inc.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee** - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee** - Corporate Vice President of Human Resources of Frontier Corporation (telecommunications company), retired.

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee** - Professor, Loyola Marymount University, since 1984.

STEPHEN J. KNEELEY (DOB 02/09/63) - President and Chief Executive Officer - Chief Operating Officer of Turner, since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner, since 1992.

JAMES R. FOGGO (DOB 06/30/64)-- Vice President and Assistant Secretary --
Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary -
Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

TIMOTHY D. BARTO (DOB 3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - Vice President and Assistant Secretary-Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, Administrator, and Distributor since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - vice President and Assistant Secretary of the Manager and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (DOB 12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investment since 1995; Vice President of SEI Investments Company since 1991.

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP, counsel to the Trust, Turner, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Turner, the Administrator and the Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Turner, the Administrator and the Distributor, since 1995.

The following table exhibits Trustee compensation for the fiscal year ended September 30, 1999.


                                        Aggregate            Pension or         Estimated      Total Compensation From
                                    Compensation From        Retirement           Annual         Registrant and Fund
        Name of Person,            Registrant for the     Benefits Accrued       Benefits      Complex Paid to Trustees
           Position                 Fiscal Year Ended      as Part of Fund         Upon       for the Fiscal Year Ended
                                   September 30, 1999         Expenses          Retirement        September 30, 1999

Robert Turner*                             $0                    N/A               N/A          $0 for service on two
                                                                                                        Boards
Richard A. Hocker*                         $0                    N/A               N/A          $0 for service on one
                                                                                                        Board
Michael E. Jones*                          $0                    N/A               N/A          $0 for service on one
                                                                                                        Board
Alfred C. Salvato**                      $8,000                  N/A               N/A          $14,000 for service on
                                                                                                      two Boards
Janet F. Sansone**                       $9,775                  N/A               N/A        $9,775 for service on one
                                                                                                        Board
John T. Wholihan**                      $10,538                  N/A               N/A        10,538 for service on one
                                                                                                        Board

* Messrs. Robert Turner, Richard Hocker and Michael Jones are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested persons of the Trust is paid by the adviser or the manager.
** Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the DST, 330 West 9th Street, Kansas City, Missouri 64105, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If there is no readily ascertainable market value for a security, the Administrator will make a good faith determination as to the "fair value" of the security.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares (an "In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of

Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits

         (a)(1) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

         (a)(2) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated by reference to Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

         (b) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.

         (c)    Not applicable.

         (d)(1) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to
                Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

         (d)(2) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated by reference to
                Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 10 as filed on October 15, 1997.

         (d)(3) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to Exhibit d(3) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(4) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(5) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated by reference to Exhibit d(5) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

         (d)(6) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated by reference to Exhibit d(6) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

        (d)(7) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated by reference to Exhibit d(7) of the Registrant's Post-Effective Amendment No. 14 as filed on March 31, 1999.

        (e)(1) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

        (e)(2) Distribution Agreement between the Registrant and CCM Securities Inc.,is incorporated by reference to Exhibit 6(b) of the Registrant's Registration Statement as filed on January 23, 1998.

        (f)    Not applicable.

        (g) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated by reference to Exhibit 8(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

        (h)(1) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to
               Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 4 filed on January 28, 1997.

        (h)(2) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit 9(b) of the Registrant's Registration Statement as filed on January 23,1998.

        (h)(3) Amended Schedule to the Administration Agreement between the Registration and SEI Investment Management Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to Exhibit h(3) of the Registrant's Post-Effective Amendment No.14 as filed on March 31, 1999.

        (i) Opinion and Consent of Counsel, is incorporated by reference to Exhibit i of the Registrant's Post-Effective Amendment No. 15 as filed on January 27, 2000.

        (j)    Not applicable.

        (k)    Not applicable.

        (l)    Not applicable.

        (m)    Not applicable.

        (n)    Rule 18f-3 plan, is filed herewith.

        (o)    Not applicable.

        (p)(1) Code of Ethics for the Registrant, is filed herewith.

        (p)(2) Code of Ethics for Turner Investment Partners, Inc., is filed herewith.

        (p)(3) Code of Ethics for SEI Investments Distribution Co., is filed herewith.

        (q) Powers of Attorney for Robert E. Turner, Richard A. Hocker, Michael E. Jones, Alfred C. Salvato, John T. Wholihan, Stephen
               J. Kneeley,Janet F.Sansone, and Robert DellaCroce, are incorporated by reference to Exhibit (p) of Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

ADVISERS
--------
Turner Investment Partners, Inc.
--------------------------------
Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Large Cap Growth Equity, Turner Growth Equity, Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Top 20, Turner Technology, Turner Large Cap Focused, Turner International Growth, Turner Short Duration Government Funds- One Year Portfolio, Turner Short Duration Government Funds- Three Year Portfolio, Turner Core High Quality Fixed Income and TIP Target Select Equity Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

Name and Position With                                                         Position With Other
Company                                  Other Company                         Company
----------------------                   ---------------                       ---------------------

Stephen  J. Kneeley                      SEI Investments Distribution Co.      Registered Representative
Chief Operating Officer, Secretary,
President

Janet Rader Rote                         SEI Investments Distribution Co       Registered Representative
Director of Compliance

Thomas R. Trala
CFO, Treasurer                                           ----                                  ----

Mark D. Turner
Vice Chairman, Director of Fixed Income                  ----                                  ----

Robert E. Turner, Jr.
Chairman, CIO                                            ----                                  ----

Clover Capital Management, Inc.
-------------------------------
Clover Capital Management, Inc. is the investment adviser for the Clover
Max Cap Value, Clover Equity Value, Clover Fixed Income and Clover Small Cap Value Funds. Clover Capital Management, Inc. is the sub-adviser for the TIP Target Select Equity Fund. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534. Clover is an investment adviser registered under the Advisors Act.


Name and Position With                                                         Position With Other
Company                                  Other Company                         Company
----------------------                   ---------------                       ---------------------

James G. Gould                           CCM Securities, Inc.                  VP, Registered Representative
Director & President
                                         WealthNet LLC                         President, Director



        Name and Position With                                                 Connection With Other
               Company                     Other Company                       Company
        ---------------------             --------------------              -------------------------


Richard J. Huxley
Director of Fixed Income                 ----                                  ----

Michael E. Jones                         CCM Securities, Inc.                  VP, CFO, Principal, Secretary,
Managing Director & Exec. VP                                                   Treasurer

                                         WealthNet LLC                         Director, Investment Officer

Geoffrey H. Rosenberger                  CCM Securities, Inc.                  Director, Principal
Managing Director, Exec VP, Treasurer
& Secretary

Ned Roman                                CCM Securities, Inc.                  President, CEO, CLO, Principal
Compliance Officer
                                         WealthNet LLC                         VP


Penn Capital Management Company, Inc.
--------------------------------------

Penn Capital Management Company, Inc. is the investment adviser for the Penn Capital Select Financial Services, Penn Capital Strategic High Yield Bond and Penn Capital Value Plus Funds. Penn Capital Management Company, Inc. is the sub-adviser for the TIP Target Select Equity Fund. The principal address of Penn Capital Management Company, Inc., is 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034. Penn Capital is an investment adviser registered under the Advisors Act.


Name and Position With                                                         Connection With Other
Company                                  Other Company                         Company
----------------------                   ----------------                      ---------------------

John J. Gallagher, Jr.                   Valley Forge Military Academy  &      Chairman of Board of Trustees
Trustee                                  College

Kimberley Hocker
Trustee                                                  ----                                  ----

Kirsten Hocker
Trustee                                                  ----                                  ----

Marcia Ann Hocker                                      MAH Inc.                        Secretary/Treasurer
President, COO, Trustee

Richard Alan Hocker
CIO                                                      ----                                  ----

Kathleen Ann News
Managing Director                                        ----                                  ----

Michael F. Swallow
Secretary, Treasurer                                     ----                                  ----

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI  Institutional International Trust            August 30, 1988
         The Advisors' Inner Circle Fund                   November 14, 1991
         The Pillar Funds                                  February 28, 1992
         CUFUND                                            May 1, 1992
         STI Classic Funds                                 May 29, 1992
         First American Funds, Inc.                        November 1, 1992
         First American Investment Funds, Inc.             November 1, 1992
         The Arbor Fund                                    January 28, 1993
         Boston 1784 Funds(R)                              June 1, 1993
         The PBHG Funds, Inc.                              July 16, 1993
         The Achievement Funds Trust                       December 27, 1994
         Bishop Street Funds                               January 27, 1995
         STI Classic Variable Trust                        August 18, 1995
         ARK Funds                                         November 1, 1995
         Huntington Funds                                  January 11, 1996
         SEI Asset Allocation Trust                        April 1, 1996
         SEI Institutional Investments Trust               June 14, 1996
         First American Strategy Funds, Inc.               October 1, 1996
         HighMark Funds                                    February 15, 1997
         Armada Funds                                      March 8, 1997
         PBHG Insurance Series Fund, Inc.                  April 1, 1997
         The Expedition Funds                              June 9, 1997
         Alpha Select Funds                                January 1, 1998
         Oak Associates Funds                              February 27, 1998
         The Nevis Fund, Inc.                              June 29, 1998
         The Parkstone Group of Funds                      September 14, 1998
         CNI Charter Funds                                 April 1, 1999
         Armada Advantage Funds                            May 1, 1999
         Amerindo Funds, Inc.                              July 13, 1999
         Huntington VA Fund                                October 15, 1999
         Friends Ivory Funds                               December 16, 1999
         SEI Insurance Products Trust                      March 29, 1999

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                         -----------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Gilbert L. Beebower        Executive Vice President                                              --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Larry Hutchison            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President & General Counsel                               --
Patrick K. Walsh           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Gordon W. Carpenter        Vice President                                                        --
Todd Cipperman             Vice President & Assistant Secretary                   Vice President & Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
James R. Foggo             Vice President & Assistant Secretary                                  --
Vic Galef                  Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                   Vice President & Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                         Vice President & Assistant Secretary
Jeff Jacobs                Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Christina McCullough       Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Cynthia M. Parrish         Vice President & Assistant Secretary                                  --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                         -----------------------
Daniel Spavanta            Vice President                                                        --
Kathryn L. Stanton         Vice President & Assistant Secretary                                  --
Lynda J. Striegel          Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
Wayne M. Withrow           Vice President & Managing Director                                    --



Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania  19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312

                  Clover Capital Management, Inc.
                  11 Tobey Village Office Park
                  Pittsford, New York  14534

                  Penn Capital Management Company, Inc.
                  52 Haddonfield-Berlin Road
                  Suite 1000
                  Cherry Hill, New Jersey 08034

Item 29.  Management Services:  None.

Item 30.  Undertakings:  None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of March 2000.

                                          TIP FUNDS

                                          By: /s/Stephen J. Kneeley
                                              -------------------------
                                             Stephen J. Kneeley
                                             President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated.


          *                                  Trustee                    March 29, 2000
     ------------------
     Robert E. Turner

          *                                  Trustee                    March 29, 2000
     ------------------
     Richard A. Hocker

          *                                  Trustee                    March 29, 2000
     ------------------
     Michael E. Jones

          *                                  Trustee                    March 29, 2000
     ------------------
     Janet F. Sansone

          *                                  Trustee                    March 29, 2000
      ------------------
      Alfred C. Salvato

          *                                  Trustee                    March 29, 2000
     ------------------
      John T. Wholihan

     /s/Stephen J. Kneeley                   President and Chief        March 29, 2000
    ----------------------                   Executive Officer
     Stephen J. Kneeley

    /s/Robert DellaCroce                     Controller and             March 29, 2000
    ---------------------                    Chief Financial
    Robert DellaCroce                        Officer

By: /s/Stephen J. Kneeley                                               March 29, 2000
    ---------------------
    Stephen J. Kneeley
    Attorney-in-Fact

                                  EXHIBIT INDEX

Name                                                          Exhibit
-------------------------------------------------------------------------
Rule 18f-3 Plan, filed herewith.                              Ex-99.n

Code of Ethics for the Registrant, filed herewith             Ex-99. p(1)

Code of Ethics for Turner Investment Partners, Inc.,          Ex.99. p(2)
filed herewith.

Code of Ethics for SEI Investment Distribution Co.,           Ex.99. p(3)
is filed herewith.